Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Change in Accounting Estimate [Abstract]
Estimated residual scrap rate per light-weight ton	$ 0.35		$ 0.3
Decrease in net loss	$ (668,000)	$ (7,914,000)
Decrease in loss per common share, basic (in dollars per share)	$ (0.08)	$ (0.99)
Decrease in loss per common share, diluted (in dollars per share)	$ (0.08)	$ (0.99)
Vessels [Member]
Significant Accounting Policies [Abstract]
Estimated useful life	25 years
Increase in Salvage Value [Member]
Change in Accounting Estimate [Abstract]
Decrease in net loss	$ 405,000
Decrease in loss per common share, basic (in dollars per share)	$ 0.04
Decrease in loss per common share, diluted (in dollars per share)	$ 0.04
Decrease in annual depreciation expense	$ (800,000)